Trade and Other Liabilities - Summary of Trade and Other Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	£ 351	£ 340
Sales return liability	83	86
Social security and other taxes	13	17
Accruals	317	290
Deferred income	386	356
Interest payable	42	30
Other liabilities	159	157
Trade and other payables	1,351	1,276
Less: non-current portion
Accruals	1
Deferred income	56	52
Other liabilities	38	28
Non-current payables	95	80
Current portion	£ 1,256	£ 1,196